DocumentAndEntityInformation	Jul. 10, 2026
Document Information Line Items
Entity Central Index Key	0001124105
Document Type	8-K
Document Period End Date	Jul. 10, 2026
Entity Registrant Name	Gyre Therapeutics, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51173
Entity Tax Identification Number	56-2020050
Entity Address, Address Line One	12730 High Bluff Drive
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	284-0115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GYRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false